Material Accounting Policies - Schedule of Functional Currency (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RMB to USD [Member]
Schedule of Functional Currency [Line Items]
Translation currency, Period end rates	USD 1.00= RMB 6.9931	USD 1.00= RMB 7.2993	USD 1.00= RMB 7.0999
Translation currency, Average rates	USD 1.00=RMB 7.1875	USD 1.00=RMB 7.1957	USD 1.00=RMB 7.0809
HKD to USD [Member]
Schedule of Functional Currency [Line Items]
Translation currency, Period end rates	USD 1.00= HKD 7.7833	USD 1.00= HKD 7.7677	USD 1.00= HKD 7.8109
Translation currency, Average rates	USD 1.00=HKD 7.7956	USD 1.00=HKD 7.8030	USD 1.00=HKD 7.8292